Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Accenture Ltd	     Common    G1150G111     83366   1516579  SH	  Sole
Allergan	     Common    018490102     89415   1259018  SH          Sole
Amazon.com	     Common    023135106     45977    255245  SH          Sole
Apple Inc            Common    037833100    141828    407024  SH          Sole
BMC Software Inc     Common    055921100     29866    600437  SH          Sole
Bard (C.R)	     Common    067383109     80250    808072  SH	  Sole
CH Robinson Inc	     Common    12541W209     82595   1114191  SH	  Sole
Coach Inc	     Common    189754104     77062   1480826  SH          Sole
Cognizant Tech Sol   Common    192446102     53294    654715  SH          Sole
Google		     Common    38259P508     97175    165768  SH          Sole
Mastercard	     Common    57636Q104     65977    262103  SH          Sole
Microsoft Corp       Common    594918104     68020   2682192  SH          Sole
Oracle Corp	     Common    68389X105    100101   2999744  SH          Sole
Qualcomm Inc         Common    747525103    101576   1852567  SH	  Sole
Starbucks Corp       Common    855244109     82658   2237035  SH          Sole
T Rowe Price Grp Inc Common    74144T108     69171   1041418  SH          Sole
Varian Medical Sys   Common    92220P105    108803   1608556  SH	  Sole